Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Net loss	$ 1,253,534	$ 1,948,568	$ 2,072,266
Other comprehensive loss: items that may be reclassified subsequently to profit and loss:
Revaluation of marketable securities	0	0	(28,949)
Reallocation of the fair value of marketable securities upon disposition	0	0	956
Other comprehensive loss: items that will not be reclassified subsequently to profit and loss:
Revaluation of marketable securities	11,234	(2,737)	0
Total other comprehensive loss	11,234	(2,737)	(27,993)
Comprehensive loss	$ 1,264,768	$ 1,945,831	$ 2,044,273